Investment In Unconsolidated Joint Venture (Tables)	9 Months Ended
Sep. 30, 2013
Investment In Unconsolidated Joint Venture [Abstract]
Summary Of Financial Information Of Unconsolidated Joint Venture

	Three months ended		Nine months ended
	September 30,		September 30,
	2013	2012	2013	2012
Rental Revenue	$691,948	$701,889	$2,071,901	$2,094,698
Net income (loss)	$(26,507)	$4,085	$83,348	$82,554
Company share of income from
unconsolidated joint venture activities	$(13,254)	$2,043	$41,674	$41,277